Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation
Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the net change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forward contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as inputs the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. credits each Partnership with interest income on 100% of its average daily equity maintained in cash in the Partnerships accounts during each month at a rate equal to 80% for Charter Aspect and Charter Campbell and 100% for Charter WNT of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid by MS&Co. to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on forward contracts and other Futures Interests that have not been received.  The Partnerships pay a flat rate brokerage fee to MS&Co. which then pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co. and/or its affiliates or any other entity acting as a commodity broker for the Partnerships.

Fair Value of Financial Instruments
Fair Value of Financial Instruments — The fair value of the Partnerships’ assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) guidance relating to financial instruments approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnerships’ functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 8. Financial Highlights).

Trading Equity
Trading Equity — The Partnerships’ asset “Trading Equity” reflected on the Statements of Financial Condition, consists of (a) cash on deposit with MS&Co, a portion of which is  to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options; and (c) options purchased at fair value if any. Options written at fair value, if any, are recorded in “Liabilities” within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. acting as its commodity broker. Pursuant to brokerage agreements with MS&Co. to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnerships’ Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on only the offsetting London Metal Exchange positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — Each Partnership currently pays MS&Co. and/or its affiliates a flat-rate monthly brokerage fee of 1/12 of 6% of the Partnership’s net assets as of the first day of each month (a 6% annual rate).  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses
Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. and/or its affiliates through the brokerage fees paid by the Partnerships.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit.  The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum of 100 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Distributions
Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships’ profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership’s revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes, clarifies the accounting for uncertainty in income taxes recognized in each Partnership’s financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2013 and 2012. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, the 2010 through 2013 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships
Dissolution of the Partnerships — Charter Aspect will terminate on December 31, 2025, and Charter Campbell and Charter WNT will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in each Partnership’s Limited Partnership Agreement.

Litigation Settlement
Litigation Settlement — In September 2011, Charter Campbell received a settlement award payment in the amount of $80 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership’s portion of the Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

Other Pronouncements
Other Pronouncements

In June 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-08, “Financial Services – Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”.  ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company.  The amendments are effective for interim and annual reporting periods beginning after December 15, 2013.  The Partnerships are currently evaluating the impact this pronouncement would have on the financial statements.